Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

(6)Leases

The Company determines if an arrangement is a lease (operating or finance) at inception. Braves Holdings primarily leases baseball stadiums and facilities, parking decks and surface lots, storage facilities and equipment. Leased assets represent the

Company’s right to use an underlying asset for the lease term and the lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

In 2013, Braves Holdings entered into an agreement with Cobb County and the Exhibit Hall Authority to lease the Stadium. The agreement obligates Braves Holdings to play all home games in this facility beginning in 2017 through the 2046 season, with a 5-year extension option to 2051. In 2017, Braves Holdings entered into an agreement with Sarasota County, Florida to lease a spring training facility and stadium. The agreement obligates Braves Holdings to play all spring training home games in this facility beginning in 2020 through the 2049 season. Both leases are classified as finance leases and are recognized based on the present value of the remaining lease payments using Braves Holdings’ incremental borrowing rate.

Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of the future lease payments using Braves Holdings’ incremental borrowing rate at the commencement date of the lease. Variable lease payments not based on an index or rate are not included in the operating lease liability as they cannot be reasonably estimated and are recognized in the period in which the obligation for those payments is incurred. The Company accounts for the lease and nonlease components as a single component. Leases that have a term of 12 months or less upon commencement date are considered short-term in nature. Accordingly, short-term leases are not included on the combined balance sheets and are expensed on a straight-line basis over the lease term.

The Company’s leases have remaining lease terms of one to thirty-seven years, some of which may include the option to extend for up to ten years, and some of which include options to terminate the leases within one year. The Company determines the lease term by assuming the exercise of any renewal and/or early termination options that are reasonably assured.

The following table presents the components of lease expense:

	Years ended December 31,
	2022	2021

	amounts in thousands
Operating lease cost:
Long-term (fixed)	$812	1,730
Long-term (variable)	2,751	2,352
Short-term	3,680	949
Finance lease costs:
Depreciation of leased assets	31,334	34,500
Interest on lease liabilities	5,365	5,561
Net lease expense	$43,942	45,092

The remaining weighted average lease term and the weighted average discount rate were as follows:

	December 31,
	2022	2021
Weighted average remaining lease term (years):
Operating leases	4.3	13.2
Finance leases	26.7	27.6
Weighted average discount rate:
Operating leases	3.3%	3.4%
Finance leases	4.7%	4.7%

Supplemental combined balance sheet information related to leases is as follows:

	December 31,
	2022	2021

	amounts in thousands
Operating leases:
Operating lease right-of-use assets (1)	$2,669	3,849
Held for sale operating lease right-of-use assets (2)	—	8,684
	$2,669	12,533
Current operating lease liabilities (3)	$634	758
Operating lease liabilities (4)	2,035	3,091
Held for sale operating lease liabilities (5)	—	8,459
Total operating lease liabilities	$2,669	12,308
Finance leases:
Property and equipment, at cost	$469,335	479,586
Accumulated depreciation	(172,826)	(146,971)
Property and equipment, net	$296,509	332,615
Current finance lease liabilities (3)	$4,426	5,058
Finance lease liabilities	107,220	110,929
Total finance lease liabilities	$111,646	115,987
(1)	Included in other assets, net in the combined balance sheet.
(2)	Included in assets held for sale in the combined balance sheet.
(3)	Included in other current liabilities in the combined balance sheet.
(4)	Included in other noncurrent liabilities in the combined balance sheet.
(5)	Included in liabilities related to assets held for sale in the combined balance sheet.

Supplemental cash flow information related to leases was as follows:

	Years ended December 31,
	2022	2021

	amounts in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$688	1,670
Operating cash flows from finance leases	$4,564	5,546
Financing cash flows from finance leases	$5,574	4,985
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$88	120
Finance leases	$441	—

Future minimum payments under noncancelable operating leases and finance leases with initial terms of one year or more at December 31, 2022 consisted of the following:

	Operating leases	Finance leases

	amounts in thousands
2023	$714	9,601
2024	659	8,871
2025	634	8,902
2026	635	8,895
2027	232	8,895
Thereafter	—	135,425
Total lease payments	2,874	180,589
Less: implied interest	205	68,943
Present value of lease liabilities	$2,669	111,646

Lessor Arrangements

Braves Holdings receives lease income as the lessor for certain buildings and land in the Mixed-Use Development. Lease income is generally fixed over the duration of the contract and each lease contract contains clauses permitting extension or termination. Braves Holdings assesses the probability of payments at commencement of the lease contract and subsequently recognizes lease income over the lease term on a straight-line basis. Lease options for purchase of the leased asset by the lessee are generally not included. Some retail tenants are required to pay overage rents based on sales over a stated base amount during the lease term. Lease income is included within Mixed-Use Development revenue in the combined statements of operations.

Braves Holdings is a party primarily to operating leases and currently does not have significant sales-type or direct financing leases. Braves Holdings continues to measure and disclose the underlying assets subject to operating leases as property and equipment.

Deferred leasing costs consist primarily of capitalized third-party expenses in connection with lease originations. The Company records amortization of deferred leasing costs on a straight-line basis over the terms of the related leases. Deferred lease costs are included in other noncurrent assets in the Company’s combined balance sheets. Amortization of deferred leasing costs was approximately $1.6 million and $1.4 million for the years ended December 31, 2022 and 2021, respectively, and was recorded in depreciation and amortization expense in the combined statements of operations.

Future minimum rentals to be received under noncancelable tenant operating leases for each of the next five years and thereafter, excluding tenant reimbursements of operating expenses and overage rent based on tenant sales volume as of December 31, 2022, are as follows (amounts in thousands):

2023	$30,622
2024	32,034
2025	32,531
2026	33,043
2027	31,859
Thereafter	182,225
$342,314